UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008

Form 13F File Number: 028-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484
Signature, Place, and Date of Signing:
	William D. Johnston	Kalamazoo, Michigan	November 5, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.


List of Other Maagers Reporting for this Manager:
NONE


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		           0

Form 13F Information Table Entry Total:	             465,980

Form 13F Information Table Value Total:	         $26,039,000



List of Other Included Managers:
NONE
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								FORM 13F INFORMATION TABLE
   							 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE

Alcoa, Inc.		COM		013817101	177	 4,300  SH   		SOLE	None			4,300
AlliedSignal, Inc.	COM		019512102	212	 4,300  SH   		SOLE	None	               	4,300
Airtouch Comm Inc.	COM		00949T100	246	 2,550  SH   		SOLE	None			2,550
Bristol Myers Squibb 	COM		110122108	1,274	 19,870 SH  		SOLE	None			19,870
First Un Corp		COM		337358105	219	 4,100  SH  		SOLE	None			4,100
Intel Corp		COM		458140100	642	 10,740 SH  		SOLE	None			10,740
Johnson & Johnson	COM		478160104	410	 4,381  SH   		SOLE	None			4,381
Coca Cola Co.		COM		191216100	205	 3,348  SH   		SOLE	None			3,348
McDonalds Corp.		COM		580135101	829	 18,300 SH  		SOLE	None			18,300
Miller Herman Inc.	COM		600544100	308	 16,900 SH  		SOLE	None			16,900
Merck & Co. Inc.	COM		58933107	917	 11,440 SH  		SOLE	None			11,440
National City Corp.	COM		635405103	1,711	 25,776 SH  		SOLE	None			25,776
Softech Inc.		COM		834021107	433	 173,000SH 		SOLE	None			173,000
Tyco Intl Ltd New	COM		902124106	1,052	 11,100 SH   		SOLE	None			11,100
Exxon Corp.		COM		302290101	442	 6,300  SH   		SOLE	None			6,300
2002 Target Term TR	COM		902106103	280	 19,625 SH  		SOLE	None			19,625
SPDR TR			UNIT SER 1	78462F103	16,682	 129,950SH 		SOLE	None			129,950